Shareholder Fees - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO	Apr. 29, 2025 USD ($)
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Enterprise Technology Services Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none